Financial Instruments with Off-Balance Sheet Risk and Concentration of Risk (Details) - Geographic Concentration Risk - Title Insurance Premiums	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
California
Concentration Risk
Concentration risk	14.50%	14.60%	15.10%
Texas
Concentration Risk
Concentration risk	14.20%	14.20%	14.40%
Florida
Concentration Risk
Concentration risk	8.00%	7.70%	8.10%
New York
Concentration Risk
Concentration risk	6.30%	7.10%	8.10%